INCOME TAXES - Disclosure of detailed information about non-capital losses available explanatory (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 53,696,000	$ 48,178,000
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,802,000	$ 12,562,000
Non-capital losses carried forward [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	261,000
Non-capital losses carried forward [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	132,000
Non-capital losses carried forward [Member] | 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	199,000
Non-capital losses carried forward [Member] | 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	674,000
Non-capital losses carried forward [Member] | 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,520,000
Non-capital losses carried forward [Member] | 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,593,000
Non-capital losses carried forward [Member] | 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,187,000
Non-capital losses carried forward [Member] | 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,946,000
Non-capital losses carried forward [Member] | 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	870,000
Non-capital losses carried forward [Member] | 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	560,000
Non-capital losses carried forward [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	612,000
Non-capital losses carried forward [Member] | 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	541,000
Non-capital losses carried forward [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	675,000
Non-capital losses carried forward [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,032,000